Share based payment arrangements - Options (Details) € in Thousands				3 Months Ended		9 Months Ended
	Nov. 23, 2022 EquityInstruments	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 shares	Sep. 30, 2023 EUR (€) EquityInstruments	Sep. 30, 2022 EUR (€)	Sep. 30, 2023 EUR (€) EquityInstruments	Sep. 30, 2022 EUR (€)
Option Plan 2017
Share based payment arrangements [line items]
Options outstanding, ending balance (in shares)				353,400		353,400
Options exercisable (in shares)				265,050		265,050
Options granted (in shares)		93,000	279,000
Weighted-average contractual life						3 years 9 months 18 days	4 years 9 months 18 days
Expenses recognized in profit and loss | €				€ 0	€ 0	€ 0	€ 49
Option Plan 2022
Share based payment arrangements [line items]
Options exercised (in shares)						0
Options outstanding, ending balance (in shares)				302,326		302,326
Options granted (in shares)	330,669
Weighted-average contractual life						9 years 2 months 12 days
Expenses recognized in profit and loss | €				€ 27	€ 0	€ 102	€ 0